SUBSEQUENT EVENTS (Details) shares in Millions	1 Months Ended		3 Months Ended	11 Months Ended		12 Months Ended
	Feb. 29, 2016 USD ($) shares	Jan. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Aug. 31, 2014 USD ($)	Aug. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Subsequent events
Consideration of the sale of investment						$ 9,568,063	¥ 61,980,000
MakeMyTrip | Subsequent event
Subsequent events
Payments made for investment		$ 180,000,000
Equity method investment, ownership interest (as a percent)		26.60%
Easy Go
Subsequent events
Payments made for investment				$ 53,000,000	¥ 324,000,000
Easy Go | Subsequent event
Subsequent events
Number of shares of investment sold | shares	6
Consideration of the sale of investment	$ 49,000,000
Gain on sale of investment	$ 23,000,000
Non-U.S. investment entities | Limited partnership capital contribution or other financing arrangements | Subsequent event
Subsequent events
Payments made for investment			$ 2,800,000,000
Cash paid and value of shares issued for acquiring investment			$ 1,000,000,000